Leases - Schedule of sale leaseback payments due (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	$ 2,622,255	$ 930,713	$ 1,696,280
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	303,687	295,648	157,647
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	1,429,347	552,319	$ 1,317,288
Sale and leaseback agreement
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	0	30,495
Sale and leaseback agreement | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	0	30,495
Sale and leaseback agreement | Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	$ 0	$ 0